Calvert
Ultra-Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 20.2%

Security	Principal Amount (000's omitted)	Value
Ally Bank Auto Credit-Linked Notes:
Series 2024-A, Class A2, 5.681%, 5/17/32(1)	$1,539	$ 1,563,896
Series 2024-A, Class B, 5.827%, 5/17/32(1)	2,617	2,656,137
Series 2024-A, Class C, 6.022%, 5/17/32(1)	1,358	1,375,477
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	3,249	3,281,625
Auxilior Term Funding LLC:
Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	94	95,076
Series 2024-1A, Class A2, 5.84%, 3/15/27(1)	1,522	1,529,845
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 8/17/26(1)	20	20,195
BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35(1)	1,898	1,904,329
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.05%, 3/15/29(1)	1,239	1,241,447
Cajun Global LLC, Series 2021-1, Class A2, 3.931%, 11/20/51(1)	2,102	2,058,687
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	3,295	3,305,663
Chesapeake Funding II LLC:
Series 2023-2A, Class A1, 6.16%, 10/15/35(1)	464	470,250
Series 2024-1A, Class A2, 5.074%, (30-day SOFR Average + 0.77%), 5/15/36(1)(2)	2,063	2,061,630
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	2,024	2,026,811
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,995	1,859,947
Crossroads Asset Trust, Series 2025-A, Class A2, 4.91%, 2/20/32(1)	2,300	2,307,322
DB Master Finance LLC:
Series 2019-1A, Class A2II, 4.021%, 5/20/49(1)	1,274	1,263,774
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	4,140	3,988,556
DLLMT LLC, Series 2024-1A, Class A2, 5.08%, 2/22/27(1)	1,901	1,905,589
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 1/20/26(1)	553	553,904
Domino's Pizza Master Issuer LLC:
Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	4,823	4,818,759
Series 2018-1A, Class A2I, 4.116%, 7/25/48(1)	2,246	2,238,826
Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	2,498	2,489,759
Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(1)	2,030	2,039,827
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	2,100	2,130,772
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	750	755,921
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	1,633	1,643,311
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A, 5.89%, 11/16/26	287	286,874
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	323	315,105
Security	Principal Amount (000's omitted)	Value
HPEFS Equipment Trust, Series 2024-1A, Class A2, 5.38%, 5/20/31(1)	$1,154	$ 1,154,446
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27(1)	778	778,763
Lendbuzz Securitization Trust:
Series 2023-2A, Class A2, 7.09%, 10/16/28(1)	365	371,405
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)	3,755	3,836,087
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	2,378	2,397,983
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	2,977	2,981,184
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	393	393,283
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	383	384,065
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,701	2,725,802
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	71	68,322
Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.00%, (U.S. (Fed) Prime Rate - 0.50%), 7/25/50(1)(2)	2,227	2,250,983
Octane Receivables Trust:
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	213	213,439
Series 2024-2A, Class A2, 5.80%, 7/20/32(1)	2,698	2,722,880
Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	571	572,686
OneMain Financial Issuance Trust:
Series 2021-1A, Class B, 1.95%, 6/16/36(1)	1,115	1,043,094
Series 2022-2A, Class B, 5.24%, 10/14/34(1)	3,450	3,464,056
Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29(1)	3,597	3,598,716
Oportun Issuance Trust:
Series 2021-B, Class B, 1.96%, 5/8/31(1)	184	180,043
Series 2024-1A, Class B, 6.546%, 4/8/31(1)	2,708	2,712,874
Oscar U.S. Funding XV LLC, Series 2023-1A, Class A2, 6.07%, 9/10/26(1)	440	440,410
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	3,260	3,256,934
Pagaya AI Debt Grantor Trust, Series 2024-9, Class A, 5.065%, 3/15/32(1)	1,782	1,782,418
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	93	92,286
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	45	45,293
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,319	1,330,129
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	1,753	1,754,349
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.684%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	3,835	3,835,383
Prosper Marketplace Issuance Trust, Series 2024-1A, Class A, 6.12%, 8/15/29(1)	335	335,112
Reach ABS Trust:
Series 2024-1A, Class A, 6.30%, 2/18/31(1)	1,573	1,576,398
Series 2024-2A, Class A, 5.88%, 7/15/31(1)	805	807,411
Series 2025-1A, Class A, 4.96%, 8/16/32(1)	452	451,993
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32(1)	1,406	1,417,072

Calvert
Ultra-Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A2, 5.35%, 6/21/27(1)	$223	$ 222,904
SoFi Consumer Loan Program Trust:
Series 2025-1, Class A, 4.80%, 2/27/34(1)	3,382	3,389,117
Series 2025-2, Class A, 4.82%, 6/25/34(1)	1,255	1,257,351
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,087	1,024,279
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	4,044	3,950,121
Taco Bell Funding LLC:
Series 2016-1A, Class A23, 4.97%, 5/25/46(1)	2,419	2,419,918
Series 2021-1A, Class A2I, 1.946%, 8/25/51(1)	538	513,639
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	367	367,725
Series 2022-3A, Class B, 8.95%, 4/15/29(1)	4,385	4,480,163
Series 2023-1A, Class A, 7.58%, 4/15/29(1)	877	879,781
Tricolor Auto Securitization Trust:
Series 2024-2A, Class A, 6.36%, 12/15/27(1)	647	648,960
Series 2024-3A, Class A, 5.22%, 6/15/28(1)	1,777	1,779,689
Upstart Securitization Trust, Series 2021-2, Class C, 3.61%, 6/20/31(1)	334	332,511
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/45(1)	3,524	3,496,768
Verdant Receivables LLC, Series 2025-1A, Class A2, 4.85%, 3/13/28(1)	3,995	4,008,081
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, 5/17/27(1)	2,250	2,254,458
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	1,486	1,487,667
Total Asset-Backed Securities (identified cost $133,323,086)		$133,677,745

Collateralized Mortgage Obligations — 8.0%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 5410, Class FE, 5.405%, (30-day SOFR Average + 1.10%), 5/25/54(2)	$2,433	$ 2,439,075
Series 5483, Class FB, 5.735%, (30-day SOFR Average + 1.43%), 12/25/54(2)	5,340	5,343,865
Series 5513, Class FA, 5.305%, (30-day SOFR Average + 1.00%), 3/25/55(2)	2,328	2,325,101
Series 5529, Class AF, 5.305%, (30-day SOFR Average + 1.00%), 3/25/55(2)	3,305	3,299,362
Series 5556, Class FA, 5.462%, (30-day SOFR Average + 1.15%), 7/25/55(2)	3,190	3,194,119
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 5.605%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	1,491	1,499,123
Series 2022-HQA1, Class M1A, 6.405%, (30-day SOFR Average + 2.10%), 3/25/42(1)(2)	583	587,652
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2024-DNA1, Class M1, 5.655%, (30-day SOFR Average + 1.35%), 2/25/44(1)(2)	$2,182	$ 2,193,148
Series 2024-HQA1, Class A1, 5.555%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	5,388	5,421,541
Federal National Mortgage Association:
Series 2006-46, Class FG, 4.67%, (30-day SOFR Average + 0.364%), 6/25/36(2)	589	584,387
Series 2024-33, Class KF, 5.255%, (30-day SOFR Average + 0.95%), 1/25/54(2)	1,713	1,719,289
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 8.17%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,291	1,331,454
Series 2022-R01, Class 1M1, 5.305%, (30-day SOFR Average + 1.00%), 12/25/41(1)(2)	541	542,841
Government National Mortgage Association:
Series 2011-44, Class KF, 4.832%, (1 mo. SOFR + 0.514%), 3/20/41(2)	949	941,604
Series 2023-101, Class FM, 5.202%, (30-day SOFR Average + 0.90%), 7/20/53(2)	3,428	3,422,609
Series 2024-43, Class FB, 5.252%, (30-day SOFR Average + 0.95%), 3/20/54(2)	1,469	1,470,586
Series 2025-2, Class FB, 5.352%, (30-day SOFR Average + 1.05%), 12/20/54(2)	3,419	3,420,374
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 6.002%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	2,660	2,673,003
Series 2023-HE3, Class A1, 5.902%, (30-day SOFR Average + 1.60%), 5/20/54(1)(2)	1,974	1,984,652
Series 2024-HE2, Class A1, 5.502%, (30-day SOFR Average + 1.20%), 10/20/54(1)(2)	1,142	1,142,130
Oceanview Mortgage Trust, Series 2025-3, Class AF1, 5.261%, (30-day SOFR Average + 0.95%), 5/25/55(1)(2)	6,255	6,270,639
Radnor Re Ltd., Series 2023-1, Class M1A, 7.005%, (30-day SOFR Average + 2.70%), 7/25/33(1)(2)	1,172	1,179,979
Total Collateralized Mortgage Obligations (identified cost $52,833,499)		$52,986,533

Commercial Mortgage-Backed Securities — 4.5%

Security	Principal Amount (000’s omitted)	Value
BPR Trust, Series 2022-SSP, Class A, 7.312%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	$3,000	$ 3,004,691
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.376%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	4,001	3,985,993
Series 2021-VOLT, Class C, 5.526%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	1,683	1,676,140
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.507%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	7,367	7,373,512

Calvert
Ultra-Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Extended Stay America Trust: (continued)
Series 2021-ESH, Class B, 5.807%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	$2,747	$ 2,750,112
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 5.953%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	2,625	2,630,434
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 6.062%, (1 mo. SOFR + 1.75%), 3/15/42(1)(2)	2,415	2,408,938
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class B, 5.727%, (1 mo. SOFR + 1.414%), 4/15/38(1)(2)	900	901,501
ORL Trust, Series 2024-GLKS, Class A, 5.804%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	2,452	2,454,886
TX Trust, Series 2024-HOU, Class A, 5.903%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	2,625	2,612,685
Total Commercial Mortgage-Backed Securities (identified cost $29,780,239)		$ 29,798,892

Corporate Bonds — 45.0%

Security	Principal Amount (000’s omitted)	Value
Communications — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	$3,010	$ 3,002,379
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	11,250	11,249,358
		$ 14,251,737
Consumer, Cyclical — 5.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$2,708	$ 2,703,811
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	5,627	5,613,504
4.75%, 10/20/28(1)	1,775	1,779,951
Ford Motor Credit Co. LLC:
3.375%, 11/13/25	6,635	6,591,443
4.389%, 1/8/26	2,750	2,738,082
6.95%, 3/6/26	3,650	3,685,718
General Motors Co., 6.125%, 10/1/25	2,344	2,348,279
Hyundai Capital America, 4.875%, 6/23/27(1)(3)	3,260	3,280,196
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	5,630	5,642,302
WarnerMedia Holdings, Inc., 3.755%, 3/15/27	553	539,606
		$34,922,892
Consumer, Non-cyclical — 1.8%
Centene Corp., 4.25%, 12/15/27	$5,150	$5,075,183
Royalty Pharma PLC, 1.20%, 9/2/25	2,040	2,026,601
Smithfield Foods, Inc., 4.25%, 2/1/27(1)	4,593	4,550,488
		$11,652,272
Security	Principal Amount (000’s omitted)	Value
Financial — 30.1%
Air Lease Corp., 5.30%, 6/25/26	$2,300	$ 2,315,750
Aircastle Ltd., 5.25%, 8/11/25(1)	5,170	5,169,759
Ally Financial, Inc., 5.75%, 11/20/25	1,297	1,300,058
American National Group, Inc., 5.00%, 6/15/27	4,940	4,961,942
Athene Global Funding, 4.86%, 8/27/26(1)	3,167	3,181,295
Australia & New Zealand Banking Group Ltd., 4.973%, (SOFR + 0.56%), 3/18/26(1)(2)	7,690	7,699,756
Aviation Capital Group LLC, 4.875%, 10/1/25(1)	2,942	2,940,711
Bank of America Corp., 4.827% to 7/22/25, 7/22/26(4)	10,675	10,675,113
Bank of Ireland Group PLC:
2.029% to 9/30/26, 9/30/27(1)(4)	3,000	2,907,201
6.253% to 9/16/25, 9/16/26(1)(3)(4)	1,715	1,720,635
Bank of New York Mellon, 4.587% to 4/20/26, 4/20/27(4)	3,610	3,618,877
Bank of Nova Scotia, 4.50%, 12/16/25	3,400	3,398,035
Barclays PLC:
5.20%, 5/12/26	3,400	3,416,070
7.325% to 11/2/25, 11/2/26(4)	4,122	4,156,512
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 1.875%, 9/18/25(1)	1,718	1,706,952
BNP Paribas SA, 4.375%, 9/28/25(1)	1,059	1,056,961
BPCE SA, 5.975% to 1/18/26, 1/18/27(1)(4)	4,500	4,531,082
CaixaBank SA, 6.684% to 9/13/26, 9/13/27(1)(4)	3,325	3,405,949
Capital One Financial Corp., 4.985% to 7/24/25, 7/24/26(4)	4,500	4,499,864
Citadel LP, 4.875%, 1/15/27(1)	2,869	2,862,733
Citigroup, Inc., 5.61% to 9/29/25, 9/29/26(4)	1,800	1,804,128
COPT Defense Properties LP, 2.25%, 3/15/26	3,640	3,571,545
EPR Properties, 4.75%, 12/15/26	3,500	3,496,184
Equinix, Inc., 1.00%, 9/15/25	5,330	5,288,044
GA Global Funding Trust, 2.25%, 1/6/27(1)	1,467	1,416,916
Goldman Sachs Bank USA, 5.414% to 5/21/26, 5/21/27(4)	13,159	13,269,860
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)(3)	4,775	4,676,788
3.75%, 9/15/30(1)(3)	681	625,377
HSBC Holdings PLC, 4.292% to 9/12/25, 9/12/26(4)	2,500	2,497,613
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	6,425	6,439,979
Jefferies Financial Group, Inc., 5.00%, 2/10/26	3,356	3,356,391
JPMorgan Chase & Co., 1.04% to 2/4/26, 2/4/27(4)	7,125	6,978,993
Marex Group PLC, 5.829%, 5/8/28	2,500	2,532,855
National Bank of Canada, 4.702% to 3/5/26, 3/5/27(4)	5,150	5,151,644
Protective Life Global Funding, 5.045%, (SOFR + 0.70%), 4/10/26(1)(2)	4,050	4,061,106
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	2,485	2,425,210
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(4)	5,000	5,009,169
Santander U.K. Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(4)	6,400	6,452,867
Societe Generale SA:
1.488% to 12/14/25, 12/14/26(1)(4)	2,395	2,360,363
5.25%, 2/19/27(1)	2,050	2,071,277

Calvert
Ultra-Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Societe Generale SA: (continued)
5.519% to 1/19/27, 1/19/28(1)(4)	$2,075	$ 2,101,312
Synchrony Bank, 5.40%, 8/22/25	3,975	3,974,323
Synchrony Financial, 4.50%, 7/23/25	1,350	1,349,108
Synovus Financial Corp., 5.20%, 8/11/25	3,912	3,910,624
Truist Financial Corp., 4.26% to 7/28/25, 7/28/26(4)	8,000	7,996,906
U.S. Bank NA, 4.73% to 5/14/27, 5/15/28(4)	2,270	2,282,162
UBS Group AG:
4.703% to 8/5/26, 8/5/27(1)(4)	696	697,525
5.711% to 1/12/26, 1/12/27(1)(4)	680	684,150
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(4)	5,240	5,213,207
Wachovia Corp., 6.605%, 10/1/25	2,250	2,258,817
Wells Fargo & Co.:
3.196% to 6/17/26, 6/17/27(4)	6,975	6,892,865
4.54% to 8/15/25, 8/15/26(4)	3,450	3,449,347
		$199,821,910
Industrial — 1.2%
Berry Global, Inc.:
1.57%, 1/15/26	$1,538	$1,510,700
4.875%, 7/15/26(1)	3,400	3,398,536
Hexcel Corp., 4.20%, 2/15/27	1,400	1,387,245
Vontier Corp., 1.80%, 4/1/26	1,886	1,845,586
		$8,142,067
Technology — 1.7%
Concentrix Corp., 6.65%, 8/2/26	$4,175	$4,252,167
Dell International LLC/EMC Corp., 4.90%, 10/1/26	354	355,678
Intel Corp., 4.875%, 2/10/26	3,433	3,438,594
Kyndryl Holdings, Inc., 2.05%, 10/15/26	3,253	3,153,412
		$11,199,851
Utilities — 2.8%
AES Corp., 1.375%, 1/15/26	$2,830	$2,776,509
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	3,745	3,765,791
Enel Finance International NV, 7.05%, 10/14/25(1)	4,825	4,853,707
NRG Energy, Inc., 2.00%, 12/2/25(1)	7,023	6,921,553
		$18,317,560
Total Corporate Bonds (identified cost $297,669,143)		$298,308,289

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(5)(6)	$1,000	$ 1,005,690
Total High Social Impact Investments (identified cost $1,000,000)		$ 1,005,690

Senior Floating-Rate Loans — 1.3%(7)

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.1%
Standard Industries, Inc., Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 9/22/28	$581	$ 583,503
		$ 583,503
Commercial Services & Supplies — 0.2%
Aramark Services, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 6/22/30	$1,689	$ 1,696,049
		$ 1,696,049
Hotels, Restaurants & Leisure — 0.3%
Four Seasons Hotels Ltd., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 11/30/29	$1,728	$ 1,740,159
		$ 1,740,159
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan, 6.427%, (1 mo. USD Term SOFR + 2.00%), 11/8/27	$187	$188,442
ICON Luxembourg SARL, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	440	442,969
PRA Health Sciences, Inc., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	110	110,366
		$741,777
Professional Services — 0.3%
Trans Union LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$1,733	$1,736,252
		$1,736,252
Software — 0.1%
Open Text Corp., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	$664	$664,834
		$664,834

Calvert
Ultra-Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 0.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$1,732	$ 1,735,727
		$ 1,735,727
Total Senior Floating-Rate Loans (identified cost $8,884,771)		$ 8,898,301

U.S. Treasury Obligations — 14.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
1.875%, 6/30/26	$33,930	$ 33,230,114
4.125%, 10/31/26	19,500	19,557,129
4.875%, 5/31/26	30,399	30,619,027
5.00%, 10/31/25	10,000	10,021,236
Total U.S. Treasury Obligations (identified cost $93,300,742)		$ 93,427,506

Short-Term Investments — 9.1%
Affiliated Fund — 7.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(8)	48,710,263	$ 48,710,263
Total Affiliated Fund (identified cost $48,710,263)		$ 48,710,263
Commercial Paper — 1.0%
Security	Principal Amount (000's omitted)	Value
Crown Castle, Inc., 5.058%, 8/5/25(9)(10)	$3,325	$ 3,308,299
Jabil, Inc., 4.872%, 7/2/25(9)(10)	3,300	3,299,064
Total Commercial Paper (identified cost $6,608,294)		$ 6,607,363

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(11)	5,276,520	$ 5,276,520
Total Securities Lending Collateral (identified cost $5,276,520)		$ 5,276,520
Total Short-Term Investments (identified cost $60,595,077)		$ 60,594,146
Total Investments — 102.4% (identified cost $677,386,557)		$678,697,102

Other Assets, Less Liabilities — (2.4)%	$(16,085,421)
Net Assets — 100.0%	$662,611,681

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $299,718,596 or 45.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $5,153,681 and the total market value of the collateral received by the Fund was $5,276,520, comprised of cash.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	May be deemed to be an affiliated company.
(6)	Restricted security. Total market value of restricted securities amounts to $1,005,690, which represents 0.2% of the net assets of the Fund as of June 30, 2025.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.

Calvert
Ultra-Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

(9)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2025, the aggregate value of these securities is $6,607,363, representing 1.0% of the Fund’s net assets.
(10)	Rate shown is the discount rate at date of purchase.
(11)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	29	Long	9/30/25	$6,032,680	$24,655
					$24,655
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000
		$1,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. During the fiscal year to date ended June 30, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $49,715,953, which represents 7.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	$ 1,013,790	$ —	$ —	$ —	$(8,100)	$ 1,005,690	$ 37,500	$1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	52,819,253	512,582,531	(516,691,521)	—	—	48,710,263	1,227,757	48,710,263
Total				$ —	$(8,100)	$49,715,953	$1,265,257

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Ultra-Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$133,677,745	$ —	$133,677,745
Collateralized Mortgage Obligations	—	52,986,533	—	52,986,533
Commercial Mortgage-Backed Securities	—	29,798,892	—	29,798,892
Corporate Bonds	—	298,308,289	—	298,308,289
High Social Impact Investments	—	1,005,690	—	1,005,690
Senior Floating-Rate Loans	—	8,898,301	—	8,898,301
U.S. Treasury Obligations	—	93,427,506	—	93,427,506
Short-Term Investments:
Affiliated Fund	48,710,263	—	—	48,710,263
Commercial Paper	—	6,607,363	—	6,607,363
Securities Lending Collateral	5,276,520	—	—	5,276,520
Total Investments	$53,986,783	$624,710,319	$ —	$678,697,102
Futures Contracts	$24,655	$ —	$ —	$24,655
Total	$54,011,438	$624,710,319	$ —	$678,721,757
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.